Expense Example - Class IS Shares - Federated Hermes Conservative Municipal Microshort Fund - IS	Oct. 31, 2021 USD ($)
Expense Example:
1 Year	$ 214
3 Years	661
5 Years	1,134
10 Years	$ 2,441